Variable Portfolio – Partners Small Cap Value Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.1%
Issuer	Shares	Value ($)
Communication Services 0.8%
Media 0.8%
John Wiley & Sons, Inc., Class A	76,707	3,701,113
Total Communication Services		3,701,113
Consumer Discretionary 11.5%
Automobile Components 1.9%
Adient PLC(a)	60,208	1,358,894
Gentherm, Inc.(a)	34,538	1,607,744
Goodyear Tire & Rubber Co. (The)(a)	377,641	3,342,123
Standard Motor Products, Inc.	68,210	2,264,572
Total		8,573,333
Automobiles 0.5%
Winnebago Industries, Inc.	36,051	2,094,923
Hotels, Restaurants & Leisure 1.7%
Bloomin’ Brands, Inc.	121,513	2,008,610
Cracker Barrel Old Country Store, Inc.	22,291	1,010,897
El Pollo Loco Holdings, Inc.(a)	102,738	1,407,511
Golden Entertainment, Inc.	68,651	2,182,415
Papa John’s International, Inc.	25,837	1,391,839
Total		8,001,272
Household Durables 2.9%
Helen of Troy Ltd.(a)	32,302	1,997,879
La-Z-Boy, Inc.	73,140	3,139,900
Taylor Morrison Home Corp., Class A(a)	56,759	3,987,887
Tri Pointe Homes, Inc.(a)	83,203	3,769,928
Universal Electronics, Inc.(a)	38,620	356,463
Total		13,252,057
Specialty Retail 0.5%
Monro, Inc.	82,322	2,375,813
Textiles, Apparel & Luxury Goods 4.0%
Carter’s, Inc.	38,845	2,524,148
Oxford Industries, Inc.	26,908	2,334,538
PVH Corp.	22,074	2,225,722
Common Stocks (continued)
Issuer	Shares	Value ($)
Steven Madden Ltd.	87,376	4,280,550
VF Corp.	352,097	7,024,335
Total		18,389,293
Total Consumer Discretionary		52,686,691
Consumer Staples 2.0%
Food Products 0.9%
Hain Celestial Group, Inc. (The)(a)	170,882	1,474,712
TreeHouse Foods, Inc.(a)	65,610	2,754,308
Total		4,229,020
Household Products 0.4%
Central Garden & Pet Co., Class A(a)	57,206	1,796,268
Personal Care Products 0.7%
Coty, Inc., Class A(a)	177,225	1,664,143
Edgewell Personal Care Co.	46,891	1,704,019
Total		3,368,162
Total Consumer Staples		9,393,450
Energy 5.8%
Energy Equipment & Services 1.5%
Expro Group Holdings NV(a)	153,173	2,629,980
Helmerich & Payne, Inc.	57,502	1,749,211
Innovex International, Inc.(a)	168,572	2,474,637
Total		6,853,828
Oil, Gas & Consumable Fuels 4.3%
Crescent Energy Co., Class A	301,140	3,297,483
Gulfport Energy Corp.(a)	18,646	2,822,072
Matador Resources Co.	73,241	3,619,570
Murphy Oil Corp.	92,793	3,130,836
PBF Energy, Inc., Class A	52,083	1,611,969
Range Resources Corp.	69,858	2,148,832
SM Energy Co.	72,740	2,907,418
Total		19,538,180
Total Energy		26,392,008

Variable Portfolio – Partners Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 20.3%
Banks 17.8%
Ameris Bancorp	99,750	6,223,402
Atlantic Union Bankshares Corp.	58,038	2,186,291
Banc of California, Inc.	187,023	2,754,849
Cadence Bank	105,972	3,375,208
Columbia Banking System, Inc.	265,384	6,929,176
Community Financial System, Inc.	54,754	3,179,565
Eastern Bankshares, Inc.	182,050	2,983,800
Enterprise Financial Services Corp.	50,751	2,601,496
First BanCorp	58,403	2,428,981
First Merchants Corp.	59,983	2,231,368
Glacier Bancorp, Inc.	68,895	3,148,501
Hancock Whitney Corp.	94,377	4,829,271
Lakeland Financial Corp.	12,374	805,795
National Bank Holdings Corp., Class A	101,239	4,262,162
Old National Bancorp	151,215	2,821,672
Pacific Premier Bancorp, Inc.	162,973	4,100,401
Pinnacle Financial Partners, Inc.	31,852	3,120,540
Seacoast Banking Corp. of Florida	203,528	5,424,021
SouthState Corp.	36,215	3,519,374
Stellar Bancorp, Inc.	80,221	2,076,922
Texas Capital Bancshares, Inc.(a)	90,074	6,436,688
United Community Banks, Inc.	64,318	1,870,367
WaFd, Inc.	67,952	2,368,127
WesBanco, Inc.	71,252	2,121,885
Total		81,799,862
Capital Markets 0.9%
BrightSphere Investment Group, Inc.	87,213	2,215,210
Perella Weinberg Partners	90,588	1,749,255
Total		3,964,465
Consumer Finance 0.4%
PRA Group, Inc.(a)	77,022	1,722,212
Financial Services 1.2%
Compass Diversified Holdings	136,138	3,012,734
MGIC Investment Corp.	99,850	2,556,160
Total		5,568,894
Total Financials		93,055,433
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 7.1%
Biotechnology 1.5%
Alkermes PLC(a)	57,736	1,616,031
BioCryst Pharmaceuticals, Inc.(a)	154,611	1,175,043
Galapagos NV, ADR(a)	75,142	2,163,338
Geron Corp.(a)	480,637	2,182,092
Total		7,136,504
Health Care Equipment & Supplies 3.5%
Angiodynamics, Inc.(a)	94,749	737,147
Avanos Medical, Inc.(a)	103,374	2,484,077
Haemonetics Corp.(a)	25,635	2,060,541
ICU Medical, Inc.(a)	31,825	5,799,152
Lantheus Holdings, Inc.(a)	27,700	3,040,075
QuidelOrtho Corp.(a)	40,235	1,834,716
Total		15,955,708
Health Care Providers & Services 1.6%
AdaptHealth Corp.(a)	301,022	3,380,477
NeoGenomics, Inc.(a)	164,365	2,424,384
Pediatrix Medical Group, Inc.(a)	122,064	1,414,722
Total		7,219,583
Pharmaceuticals 0.5%
ANI Pharmaceuticals, Inc.(a)	35,572	2,122,226
Total Health Care		32,434,021
Industrials 24.0%
Aerospace & Defense 1.5%
AAR Corp.(a)	21,464	1,402,887
Mercury Systems, Inc.(a)	145,360	5,378,320
Total		6,781,207
Air Freight & Logistics 0.6%
HUB Group, Inc., Class A	60,690	2,758,360
Building Products 4.5%
Apogee Enterprises, Inc.	64,182	4,493,703
Armstrong World Industries, Inc.	19,858	2,609,937
AZZ, Inc.	71,434	5,901,163
Janus International Group, Inc.(a)	193,835	1,959,672
Quanex Building Products Corp.	91,647	2,543,204
Tecnoglass, Inc.	47,593	3,267,735
Total		20,775,414
Variable Portfolio – Partners Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.4%
ABM Industries, Inc.	59,507	3,139,589
Brady Corp., Class A	34,200	2,620,746
Deluxe Corp.	93,552	1,823,329
MillerKnoll, Inc.	70,037	1,734,116
OPENLANE, Inc.(a)	108,522	1,831,851
Total		11,149,631
Construction & Engineering 1.4%
Granite Construction, Inc.	24,843	1,969,553
Valmont Industries, Inc.	15,867	4,600,637
Total		6,570,190
Electrical Equipment 2.1%
EnerSys	30,417	3,104,055
GrafTech International Ltd.(a)	327,382	432,144
Regal Rexnord Corp.	23,135	3,837,634
Thermon(a)	71,870	2,144,601
Total		9,518,434
Ground Transportation 1.5%
ArcBest Corp.	26,697	2,895,290
Marten Transport Ltd.	109,412	1,936,592
Werner Enterprises, Inc.	53,930	2,081,159
Total		6,913,041
Machinery 5.1%
Albany International Corp., Class A	27,741	2,464,788
Astec Industries, Inc.	50,085	1,599,715
Columbus McKinnon Corp.	38,858	1,398,888
Enerpac Tool Group Corp.	27,114	1,135,805
ESCO Technologies, Inc.	22,091	2,849,297
Hillenbrand, Inc.	57,187	1,589,799
REV Group, Inc.	254,944	7,153,729
SPX Technologies, Inc.(a)	19,349	3,085,391
Terex Corp.	37,948	2,007,829
Total		23,285,241
Professional Services 3.5%
Conduent, Inc.(a)	463,610	1,868,348
CSG Systems International, Inc.	50,227	2,443,543
Huron Consulting Group, Inc.(a)	18,849	2,048,886
KBR, Inc.	22,384	1,457,870
Common Stocks (continued)
Issuer	Shares	Value ($)
Korn/Ferry International	34,590	2,602,552
MAXIMUS, Inc.	31,782	2,960,811
WNS Holdings Ltd.(a)	46,246	2,437,627
Total		15,819,637
Trading Companies & Distributors 1.4%
Air Lease Corp.	49,436	2,238,957
Rush Enterprises, Inc., Class A	57,239	3,023,936
Titan Machinery, Inc.(a)	67,639	942,211
Total		6,205,104
Total Industrials		109,776,259
Information Technology 10.1%
Communications Equipment 1.5%
ADTRAN Holdings, Inc.(a)	340,952	2,021,845
AudioCodes Ltd.	11,499	111,885
Ciena Corp.(a)	26,032	1,603,311
Clearfield, Inc.(a)	24,113	939,443
Extreme Networks, Inc.(a)	157,179	2,362,400
Total		7,038,884
Electronic Equipment, Instruments & Components 4.7%
Avnet, Inc.	53,263	2,892,714
Belden, Inc.	73,792	8,643,257
Knowles Corp.(a)	162,693	2,933,355
Littelfuse, Inc.	11,558	3,065,759
Plexus Corp.(a)	14,515	1,984,346
Sanmina Corp.(a)	28,450	1,947,402
Total		21,466,833
Semiconductors & Semiconductor Equipment 2.1%
Diodes, Inc.(a)	34,712	2,224,692
Ichor Holdings Ltd.(a)	47,693	1,517,114
Kulicke & Soffa Industries, Inc.	51,622	2,329,701
Tower Semiconductor Ltd.(a)	75,909	3,359,733
Total		9,431,240

Variable Portfolio – Partners Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.8%
Cognyte Software Ltd.(a)	200,346	1,360,349
OneSpan, Inc.(a)	73,655	1,227,829
Progress Software Corp.	47,006	3,166,794
Verint Systems, Inc.(a)	102,397	2,593,716
Total		8,348,688
Total Information Technology		46,285,645
Materials 8.6%
Chemicals 2.7%
Ecovyst, Inc.(a)	264,869	1,814,353
Element Solutions, Inc.	99,853	2,712,007
Ingevity Corp.(a)	99,117	3,865,563
Orion SA	106,237	1,892,081
Sensient Technologies Corp.	28,901	2,318,438
Total		12,602,442
Construction Materials 0.8%
Summit Materials, Inc., Class A(a)	99,083	3,867,210
Containers & Packaging 2.2%
Greif, Inc., Class A	39,118	2,451,134
Myers Industries, Inc.	119,332	1,649,168
O-I Glass, Inc.(a)	204,834	2,687,422
Silgan Holdings, Inc.	61,731	3,240,878
Total		10,028,602
Metals & Mining 2.6%
Alamos Gold, Inc., Class A	157,793	3,146,392
Commercial Metals Co.	49,709	2,732,007
Lithium Americas Argentina Corp.(a)	237,484	774,198
MP Materials Corp.(a)	116,827	2,061,996
Radius Recycling, Inc., Class A	94,156	1,745,652
Ryerson Holding Corp.	62,825	1,250,846
Total		11,711,091
Paper & Forest Products 0.3%
Louisiana-Pacific Corp.	12,586	1,352,492
Total Materials		39,561,837
Real Estate 7.4%
Diversified REITs 0.9%
Empire State Realty Trust, Inc., Class A	384,740	4,262,919
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care REITs 0.8%
CareTrust REIT, Inc.	114,520	3,534,087
Hotel & Resort REITs 0.8%
Pebblebrook Hotel Trust	158,110	2,091,796
Sunstone Hotel Investors, Inc.	174,429	1,800,107
Total		3,891,903
Industrial REITs 1.4%
LXP Industrial Trust	293,137	2,946,027
STAG Industrial, Inc.	50,481	1,973,302
Terreno Realty Corp.	25,502	1,704,299
Total		6,623,628
Real Estate Management & Development 0.8%
DigitalBridge Group, Inc.	262,023	3,702,385
Residential REITs 1.2%
Elme Communities	140,808	2,476,813
UMH Properties, Inc.	145,569	2,863,342
Total		5,340,155
Retail REITs 0.8%
Kite Realty Group Trust	141,661	3,762,516
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	101,605	2,978,042
Total Real Estate		34,095,635
Utilities 2.5%
Electric Utilities 1.0%
Allete, Inc.	1,789	114,836
OGE Energy Corp.	57,899	2,375,017
TXNM Energy, Inc.	49,809	2,180,140
Total		4,669,993
Gas Utilities 1.0%
New Jersey Resources Corp.	44,561	2,103,279
Spire, Inc.	33,393	2,247,015
Total		4,350,294
Multi-Utilities 0.5%
Northwestern Energy Group, Inc.	40,056	2,292,004
Total Utilities		11,312,291
Total Common Stocks (Cost $433,695,178)		458,694,383

Variable Portfolio – Partners Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2024 (Unaudited)
Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	2,230
Total Health Care		2,230
Total Rights (Cost $—)		2,230

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(e),(f)	2,763,041	2,762,764
Total Money Market Funds (Cost $2,762,764)		2,762,764
Total Investments in Securities (Cost: $436,457,942)		461,459,377
Other Assets & Liabilities, Net		(3,143,819)
Net Assets		458,315,558
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $2,230, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2024, the total market value of these securities amounted to $2,230, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2021	4,550	—	2,230

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	12,668,856	142,786,324	(152,691,841)	(575)	2,762,764	2,207	330,177	2,763,041
Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Partners Small Cap Value Fund  | 2024

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